Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	Hudson Capital Inc.
Entity Central Index Key	0001687542
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false